Derivative financial instruments (Details) € in Millions	Dec. 31, 2018 EUR (€) bbl	Dec. 31, 2017 EUR (€) bbl
Disclosure Of Derivative Financial Instruments [Line Items]
Fair value of derivative financial instruments	€ 1,594	€ 1,231
- non-current	68	80
Fair value of derivatives financial instruments	1,445	1,011
- non-current	40	91
Non Hedging Derivatives [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	1,501	1,101
Derivative financial liabilities	€ 1,524	€ 1,011
Non Hedging Derivatives [Member] | Level 2 of fair value hierarchy [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Level of fair value | bbl	2	2
Non Hedging Derivatives [Member] | Level 1 of fair value hierarchy [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Level of fair value | bbl	1	1
Non Hedging Derivatives [Member] | Futures contract [Member] | Level 1 of fair value hierarchy [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	€ 1,060	€ 796
Derivative financial liabilities	1,107	771
Non Hedging Derivatives [Member] | Over the Counter Contract [Member] | Level 2 of fair value hierarchy [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	306	81
Derivative financial liabilities	284	97
Non Hedging Derivatives [Member] | Other Contracts [Member] | Level 2 of fair value hierarchy [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	€ 1	€ 1
Level of fair value | bbl	2	2
Derivative financial liabilities	€ 5	€ 2
Cash flow hedge derivatives [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	€ 337	€ 262
Level of fair value | bbl	2	2
Derivative financial liabilities	€ 211	€ 21
Cash flow hedge derivatives [Member] | Futures contract [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Level of fair value | bbl	1	1
Cash flow hedge derivatives [Member] | Futures contract [Member] | Level 1 of fair value hierarchy [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	€ 26	€ 35
Derivative financial liabilities	€ 15
Cash flow hedge derivatives [Member] | Over the Counter Contract [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Level of fair value | bbl	2	2
Cash flow hedge derivatives [Member] | Over the Counter Contract [Member] | Level 2 of fair value hierarchy [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	€ 311	€ 227
Derivative financial liabilities	196	21
Trading Derivatives [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	1,439	1,211
Derivative financial liabilities	1,365	1,333
Trading Derivatives [Member] | Futures contract [Member] | Level 1 of fair value hierarchy [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	€ 367	€ 395
Level of fair value | bbl	1	1
Derivative financial liabilities	€ 263	€ 390
Trading Derivatives [Member] | Over the Counter Contract [Member] | Level 2 of fair value hierarchy [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	€ 992	€ 683
Level of fair value | bbl	2	2
Derivative financial liabilities	€ 1,031	€ 829
Trading Derivatives [Member] | Option contract [Member] | Level 2 of fair value hierarchy [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	€ 80	€ 133
Level of fair value | bbl	2	2
Derivative financial liabilities	€ 71	€ 114
Option Embedded in Convertible Bonds [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	3,298	2,590
Offsetting	(1,636)	(1,279)
Net amount	1,662	1,311
Fair value of derivative financial instruments	1,594	1,231
- non-current	68	80
Derivative financial liabilities	3,121	2,381
Offsetting	(1,636)	(1,279)
Net amount	1,485	1,102
Fair value of derivatives financial instruments	1,445	1,011
- non-current	40	91
Option Embedded in Convertible Bonds [Member] | Level 2 of fair value hierarchy [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	21	16
Derivative financial liabilities	21	16
Currency risk [Member] | Non Hedging Derivatives [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	116	214
Derivative financial liabilities	122	136
Currency risk [Member] | Non Hedging Derivatives [Member] | Currency swap contract [Member] | Level 2 of fair value hierarchy [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	€ 99	€ 170
Level of fair value | bbl	2	2
Derivative financial liabilities	€ 46	€ 86
Currency risk [Member] | Non Hedging Derivatives [Member] | Interest rate swap contract [Member] | Level 2 of fair value hierarchy [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	€ 14	€ 41
Level of fair value | bbl	2	2
Derivative financial liabilities	€ 71	€ 45
Currency risk [Member] | Non Hedging Derivatives [Member] | Outright [Member] | Level 2 of fair value hierarchy [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	€ 3	€ 3
Level of fair value | bbl	2	2
Derivative financial liabilities	€ 5	€ 5
Interest Rate Risk [Member] | Non Hedging Derivatives [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	18	9
Derivative financial liabilities	6	5
Interest Rate Risk [Member] | Non Hedging Derivatives [Member] | Interest rate swap contract [Member] | Level 2 of fair value hierarchy [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	€ 18	€ 9
Level of fair value | bbl	2	2
Derivative financial liabilities	€ 6	€ 5
Commodity price risk [Member] | Non Hedging Derivatives [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	1,367	878
Derivative financial liabilities	€ 1,396	€ 870